Financial Instruments and Fair Value Measurements, Summary of derivative and non-derivative financial instruments outstanding measured at fair value on a recurring basis (Details) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments assets	$ 4,380	$ 3,004
Notional amount, derivative and non-derivative financial instruments liabilities	3,142	3,875
Fair value, derivative and non-derivative financial instruments assets	310	177
Fair value, derivative and non-derivative financial instruments liabilities	309	399
Derivative [Member] | Designated as hedges: [Member] | Commodities [Member] | Prepaid expenses and other current assets [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments assets	0	41
Fair value, derivative and non-derivative financial instruments assets	0	24
Derivative [Member] | Designated as hedges: [Member] | Commodities [Member] | Accrued liabilities [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments liabilities	35	0
Fair value, derivative and non-derivative financial instruments liabilities	14	0
Derivative [Member] | Designated as hedges: [Member] | Foreign currency [Member] | Prepaid expenses and other current assets [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments assets	903	614
Fair value, derivative and non-derivative financial instruments assets	109	63
Derivative [Member] | Designated as hedges: [Member] | Foreign currency [Member] | Other assets [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments assets	2,725	1,785
Fair value, derivative and non-derivative financial instruments assets	133	43
Derivative [Member] | Designated as hedges: [Member] | Foreign currency [Member] | Accrued liabilities [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments liabilities	0	0
Fair value, derivative and non-derivative financial instruments liabilities	15	14
Derivative [Member] | Designated as hedges: [Member] | Foreign currency [Member] | Other liabilities [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments liabilities	650	1,800
Fair value, derivative and non-derivative financial instruments liabilities	8	99
Derivative [Member] | Designated as hedges: [Member] | Interest rates [Member] | Prepaid expenses and other current assets [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments assets	0	0
Fair value, derivative and non-derivative financial instruments assets	16	7
Derivative [Member] | Designated as hedges: [Member] | Interest rates [Member] | Other assets [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments assets	400	300
Fair value, derivative and non-derivative financial instruments assets	25	1
Derivative [Member] | Designated as hedges: [Member] | Interest rates [Member] | Accrued liabilities [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments liabilities	0	0
Fair value, derivative and non-derivative financial instruments liabilities	23	3
Derivative [Member] | Designated as hedges: [Member] | Interest rates [Member] | Other liabilities [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments liabilities	2,164	1,863
Fair value, derivative and non-derivative financial instruments liabilities	229	280
Derivative [Member] | Not designated as hedges: [Member] | Commodities [Member] | Prepaid expenses and other current assets [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments assets	192	221
Fair value, derivative and non-derivative financial instruments assets	27	30
Derivative [Member] | Not designated as hedges: [Member] | Commodities [Member] | Accrued liabilities [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments liabilities	50	24
Fair value, derivative and non-derivative financial instruments liabilities	11	1
Derivative [Member] | Not designated as hedges: [Member] | Commodities [Member] | Other liabilities [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments liabilities	7	0
Fair value, derivative and non-derivative financial instruments liabilities	3	0
Derivative [Member] | Not designated as hedges: [Member] | Foreign currency [Member] | Prepaid expenses and other current assets [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments assets	160	34
Fair value, derivative and non-derivative financial instruments assets	0	1
Derivative [Member] | Not designated as hedges: [Member] | Foreign currency [Member] | Accrued liabilities [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments liabilities	236	188
Fair value, derivative and non-derivative financial instruments liabilities	6	2
Non-derivatives: [Member] | Equity securities [Member] | Short-term investments [Member] | Fair value, inputs, level 2 [Member]
Derivative and non-derivative assets and liabilities at fair value, net, by balance sheet classification [Abstract]
Notional amount, derivative and non-derivative financial instruments assets	0	9
Fair value, derivative and non-derivative financial instruments assets	$ 0	$ 8